PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Aggregate investment grants received	$ 285,615	$ 285,636
Original cost - machinery and equipment	86,087	54,873
Depreciation expense	$ 9,941	$ 2,102